BORROWINGS - Summary of Available Credit Facilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of credit facilities line item
Available portion of corporate credit facilities		$ 1,985
Authorized corporate credit facilities
Disclosure of credit facilities line item
Available portion of corporate credit facilities	$ 2,150	2,150
Draws on corporate credit facilities
Disclosure of credit facilities line item
Available portion of corporate credit facilities	0	299
Authorized letter of credit facility
Disclosure of credit facilities line item
Available portion of corporate credit facilities	400	400
Issued letters of credit
Disclosure of credit facilities line item
Available portion of corporate credit facilities	258	$ 266
Available portion of corporate credit facilities
Disclosure of credit facilities line item
Available portion of corporate credit facilities	$ 2,292